Accrued expenses (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Accrued expenses
Accrued payroll	$ 545,781	$ 544,183
Accrued rental fee	274,074	227,076
Accrued promotion fee	51,105	75,539
Amount due to third parties	29,651
Accrued audit fees	20,000
Financing consultant fee payable		200,000
Accrued compensation benefit		5,077
Other	54	54
Total	$ 920,665	$ 1,051,929